Accrued Liabilities - Schedule of Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities, Current [Abstract]
Research and development costs	$ 3,624	$ 698
Payroll and employee-related costs	1,568	100
Professional fees	324	215
Other	309	155
Total Accrued Expenses	$ 5,825	$ 1,168